Note 13 - Fair Value of Financial Instruments (Detail) - Fair Value Measurements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 45,651	$ 51,630	$ 59,751	$ 15,670
Cash and cash equivalents	45,651	51,630
Securities available for sale	94,965	85,670
Securities available for sale	94,965	85,670
Securities held to maturity	23,511	22,848
Securities held to maturity	24,624	22,847
Federal Home Loan Bank stock	6,281	6,281
Loans, net	551,383
Loans, net	564,059	599,782
Accrued interest receivable	2,057	2,872
Accrued interest receivable	2,057	2,872
Deposits	655,064	687,886
Deposits	657,206	690,607
Other borrowed funds	14,285
Other borrowed funds	14,536	20,565
Subordinated debentures	13,500	13,500
Subordinated debentures	10,146	11,085
Accrued interest payable	1,377	1,894
Accrued interest payable	1,377	1,894
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	45,651
Deposits	139,526
Accrued interest payable	2
Fair Value, Inputs, Level 2 [Member]
Securities available for sale	94,965
Securities held to maturity	11,569
Accrued interest receivable	283
Accrued interest receivable	283
Deposits	517,680
Other borrowed funds	14,536
Subordinated debentures	10,146
Accrued interest payable	1,375
Fair Value, Inputs, Level 3 [Member]
Securities held to maturity	13,055
Loans, net	564,059
Accrued interest receivable	1,774
Accrued interest receivable	$ 1,774